THE MANAGERS FUNDS


    Supplement dated July 10, 2000 to the
     Statement of Additional Information
              dated May 1, 2000

     The following information supersedes that contained in the Statement of Additional
Information solely with respect to the
following Fund:

Bond Fund
----------
     The Fund's Sub-Adviser, Loomis, Sayles  &
Company,  L.P.  ("Loomis,  Sayles"),   is   an
affiliate  of Nvest, L.P. and Nvest Companies,
L.P., which recently announced that they  have
entered  into an agreement to be  acquired  by
CDC  Asset  Management ("CDC").   CDC  is  the
investment  management arm of France's  Caisse
des Depots Group, which is a major diversified
financial institution.  Nvest will be  renamed
CDC Asset Management-North America and it will
continue to use the holding company structure.
Loomis,  Sayles  will  retain  its  investment
independence,   brand  name,  management   and
operating autonomy.  The transaction will  not
affect  daily operations of the  Fund  or  the
investment  management activities  of  Loomis,
Sayles.  Consummation of the transaction  with
CDC  is  subject to a number of contingencies,
including regulatory approvals and approval of
the  unitholders  of  Nvest,  L.P.  and  Nvest
Companies, L.P., and is expected to  close  in
the  fourth quarter of 2000.  The Trustees  of
the   Fund   are  expected  to   approve   the
continuation of the Fund's current  agreements
with  Loomis,  Sayles so that  Loomis,  Sayles
will  continue to serve as Sub-Adviser of  the
Fund    following    consummation    of    the
transaction.


July 10, 2000

                                                 FILE NO. 2-84012
                                                         811-3752
                                                       Rule 497-e


VIA EDGAR
---------

July 10, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549-1004



Re:  The Managers Funds
     File Nos.2-84012 and 811-3752
    ------------------------------

Commissioners:

Enclosed for filing pursuant to Rule 497(e) under the Securities and Exchange Act of 1933 is a supplement to the Statement of Additional Information for the Bond Fund of The Managers Funds. This sticker announces an upcoming change of ownership of the sub-adviser of the Fund.

Sincerely,
/s/Laura A. Pentimone
Laura A. Pentimone
Assistant Secretary



Cc:  John Ganley, Staff Examiner